UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock International Diversification Fund of BlackRock Funds

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
International Diversification Fund of BlackRock Funds, 800 Scudders Mill Road, Plainsboro,
NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 09/25/2008 – 09/30/2008

Item 1 – Schedule of Investments

BlackRock International Diversification Fund of BlackRock Funds
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Funds	Shares	Value

BlackRock EuroFund	18,108	$ 260,030
BlackRock Global Emerging Markets Fund, Inc.	1,326	18,691
BlackRock International Opportunities
Portfolio of BlackRock Funds	2,369	69,855
BlackRock Latin America Fund, Inc.	202	9,498
BlackRock Pacific Fund, Inc.	5,537	112,407

Total Investments
(Cost - $500,000*) - 100.0%		470,481
Other Assets Less Liabilities - 0.0%		97

Net Assets - 100.0%		$ 470,578

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 500,000

Gross unrealized appreciation	-
Gross unrealized depreciation	$ (29,519)

Net unrealized depreciation	$ (29,519)

FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The market value of the Funds' investments in the Underlying Funds is based on the published net asset value of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on days when the NYSE is open.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	$ 470,481
Level 2	-
Level 3	-

Total	$ 470,481

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Diversification Fund of BlackRock Funds

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock International Diversification Fund of BlackRock Funds

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock International Diversification Fund of BlackRock Funds

Date: November 24, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Diversification Fund of BlackRock Funds

Date: November 24, 2008